Stock Option Plans - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2015	Jan. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 885,000	$ 622,000	$ 529,000
Number of Shares, Options expected to vest	859,690
Number of Shares, Granted	1,138,170
2007 Stock Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum shares of common stock provided under stock incentive plan					1,275,211
Stock options vesting period	4 years
Stock options expiration period	10 years
Shares available for future grant	0	139,076
2014 Stock Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vesting period	3 years
Shares available for future grant	1,434,928
Total intrinsic value of stock options exercised	161,000	15,000	0
Weighted-average per share grant date fair value of options granted	$ 3.33	$ 2.90	$ 2.61
Stock-based compensation expense	885,000	622,000	529,000
Unrecognized compensation cost related to unvested stock-based compensation arrangements	2,200,000
Weighted-average period of recognition of unrecognized compensation cost related to unvested stock-based compensation arrangements	3 years 7 days
Number of Shares, Options expected to vest	16,000
2014 Stock Incentive Plan [Member] | CEO [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted		53,489	56,053
2014 Stock Incentive Plan [Member] | Second Company Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted			60,934
2014 Stock Incentive Plan [Member] | Non Employee Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 56,000	$ 85,000	$ 39,000
2014 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum shares of common stock provided under stock incentive plan	500,000
Shares issued under Employee Stock Purchase Plan during the period	0
2014 Employee Stock Purchase Plan [Member] | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum shares of common stock provided under stock incentive plan				600,000
Percentage of common stock outstanding stock on first day of the year				1.00%